Commitments (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 23, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments (Textual)
Rent expense		$ 253,982	$ 253,982
Start date of lease	Jun. 01, 2011
Expiration date of lease	Mar. 30, 2015
Operating lease, base rent	973,595
Operating lease termination terms			The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.
HP [Member]
Commitments (Textual)
Term of non-cancellable operating lease			2 years	2 years
Monthly rent expense on operating lease until September 2014			23,248
Rent expense		247,505	217,726
Amortization for capital leases		7,779	0
Description of capital lease agreements		Two HP lease agreements were canceled due to price negotiations and we entered into two new three-year lease agreements with HP for equipment and certain financed items.
Equinix [Member]
Commitments (Textual)
Term of service agreement			2 years
Monthly recurring fees			8,450
Nonrecurring fees			9,700
Description of renewal of service agreement			Agreement automatically renews for additional twelve month terms unless earlier terminated by either party.
Hosting expense		$ 177,110